UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 101.6%
Underlying Core Equity Funds – 43.3%
45,162	Goldman Sachs Structured International Equity Fund	$ 427,687
25,121	Goldman Sachs Structured Large Cap Growth Fund	369,281
26,043	Goldman Sachs Structured Large Cap Value Fund	298,976
13,397	Goldman Sachs Strategic Growth Fund	163,181
10,251	Goldman Sachs Large Cap Value Fund	129,470
4,880	Goldman Sachs Structured Small Cap Equity Fund	66,169

		1,454,764

Underlying Core Fixed Income Funds – 35.5%
50,772	Goldman Sachs Inflation Protected Securities Fund	599,613
26,511	Goldman Sachs Global Income Fund	362,137
21,725	Goldman Sachs Core Fixed Income Fund	233,114

		1,194,864

Underlying Other Diversifier Funds – 22.8%
17,281	Goldman Sachs Absolute Return Tracker Fund	157,253
22,968	Goldman Sachs Commodity Strategy Fund	133,217
15,193	Goldman Sachs High Yield Fund	111,971
9,767	Goldman Sachs Structured International Small Cap Fund	81,551
5,315	Goldman Sachs Emerging Markets Debt Fund	74,947
6,908	Goldman Sachs Local Emerging Markets Debt Fund	67,012
8,088	Goldman Sachs International Real Estate Securities Fund	52,978
3,402	Goldman Sachs Real Estate Securities Fund	51,477
4,005	Goldman Sachs Structured Emerging Markets Equity Fund	34,722

		765,128

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.6%		$3,414,756

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(54,716)

NET ASSETS – 100.0%		$3,360,040

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,380,796

Gross unrealized gain	253,378
Gross unrealized loss	(219,418)

Net unrealized security gain	$33,960

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 106.8%
Underlying Core Equity Funds – 55.2%
92,641	Goldman Sachs Structured International Equity Fund	$ 877,314
46,666	Goldman Sachs Structured Large Cap Growth Fund	685,987
49,649	Goldman Sachs Structured Large Cap Value Fund	569,967
24,867	Goldman Sachs Strategic Growth Fund	302,880
19,481	Goldman Sachs Large Cap Value Fund	246,050
8,319	Goldman Sachs Structured Small Cap Equity Fund	112,809

		2,795,007

Underlying Core Fixed Income Funds – 27.0%
58,315	Goldman Sachs Inflation Protected Securities Fund	688,701
36,227	Goldman Sachs Global Income Fund	494,863
17,462	Goldman Sachs Core Fixed Income Fund	187,367

		1,370,931

Underlying Other Diversifier Funds – 24.6%
27,812	Goldman Sachs Absolute Return Tracker Fund	253,089
42,714	Goldman Sachs Commodity Strategy Fund	247,741
19,105	Goldman Sachs High Yield Fund	140,807
16,655	Goldman Sachs Structured International Small Cap Fund	139,066
8,517	Goldman Sachs Emerging Markets Debt Fund	120,089
11,026	Goldman Sachs Local Emerging Markets Debt Fund	106,953
12,797	Goldman Sachs International Real Estate Securities Fund	83,821
5,489	Goldman Sachs Real Estate Securities Fund	83,051
8,160	Goldman Sachs Structured Emerging Markets Equity Fund	70,751

		1,245,368

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 106.8%		$5,411,306

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.8)%		(344,055)

NET ASSETS – 100.0%		$5,067,251

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,567,009

Gross unrealized gain	442,341
Gross unrealized loss	(598,044)

Net unrealized security loss	$(155,703)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.7%
Underlying Core Equity Funds – 59.5%
154,483	Goldman Sachs Structured International Equity Fund	$1,462,953
72,890	Goldman Sachs Structured Large Cap Growth Fund	1,071,480
79,087	Goldman Sachs Structured Large Cap Value Fund	907,919
38,893	Goldman Sachs Strategic Growth Fund	473,715
31,061	Goldman Sachs Large Cap Value Fund	392,306
12,510	Goldman Sachs Structured Small Cap Equity Fund	169,630

		4,478,003

Underlying Core Fixed Income Funds – 17.4%
55,630	Goldman Sachs Inflation Protected Securities Fund	656,995
39,410	Goldman Sachs Global Income Fund	538,343
10,501	Goldman Sachs Core Fixed Income Fund	112,681

		1,308,019

Underlying Other Diversifier Funds – 23.8%
64,492	Goldman Sachs Commodity Strategy Fund	374,051
36,083	Goldman Sachs Absolute Return Tracker Fund	328,355
24,675	Goldman Sachs Structured International Small Cap Fund	206,038
27,144	Goldman Sachs High Yield Fund	200,052
12,098	Goldman Sachs Emerging Markets Debt Fund	170,578
15,604	Goldman Sachs Local Emerging Markets Debt Fund	151,354
14,510	Goldman Sachs Structured Emerging Markets Equity Fund	125,803
18,238	Goldman Sachs International Real Estate Securities Fund	119,462
7,756	Goldman Sachs Real Estate Securities Fund	117,353

		1,793,046

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.7%		$7,579,068

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(53,570)

NET ASSETS – 100.0%		$7,525,498

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,967,174

Gross unrealized gain	811,893
Gross unrealized loss	(1,199,999)

Net unrealized security loss	$(388,106)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.4%
Underlying Core Equity Funds – 69.2%
356,175	Goldman Sachs Structured International Equity Fund	$ 3,372,982
164,635	Goldman Sachs Structured Large Cap Growth Fund	2,420,133
181,901	Goldman Sachs Structured Large Cap Value Fund	2,088,220
87,876	Goldman Sachs Strategic Growth Fund	1,070,327
71,410	Goldman Sachs Large Cap Value Fund	901,902
25,491	Goldman Sachs Structured Small Cap Equity Fund	345,663

		10,199,227

Underlying Core Fixed Income Funds – 8.1%
50,481	Goldman Sachs Inflation Protected Securities Fund	596,177
43,227	Goldman Sachs Global Income Fund	590,483

		1,186,660

Underlying Other Diversifier Funds – 23.1%
136,112	Goldman Sachs Commodity Strategy Fund	789,451
61,926	Goldman Sachs Absolute Return Tracker Fund	563,527
51,224	Goldman Sachs Structured International Small Cap Fund	427,716
37,409	Goldman Sachs Structured Emerging Markets Equity Fund	324,339
43,412	Goldman Sachs International Real Estate Securities Fund	284,351
38,290	Goldman Sachs High Yield Fund	282,199
18,463	Goldman Sachs Real Estate Securities Fund	279,352
17,065	Goldman Sachs Emerging Markets Debt Fund	240,614
21,997	Goldman Sachs Local Emerging Markets Debt Fund	213,369

		3,404,918

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%		$14,790,805

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(61,203)

NET ASSETS – 100.0%		$14,729,602

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,252,367

Gross unrealized gain	2,472,935
Gross unrealized loss	(1,934,497)

Net unrealized security gain	$538,438

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 101.1%
Underlying Core Equity Funds – 74.3%
182,245	Goldman Sachs Structured International Equity Fund	$1,725,860
85,502	Goldman Sachs Structured Large Cap Growth Fund	1,256,876
94,910	Goldman Sachs Structured Large Cap Value Fund	1,089,567
45,656	Goldman Sachs Strategic Growth Fund	556,094
37,312	Goldman Sachs Large Cap Value Fund	471,256
12,476	Goldman Sachs Structured Small Cap Equity Fund	169,172
		5,268,825

Underlying Core Fixed Income Funds – 4.7%
24,496	Goldman Sachs Global Income Fund	334,612

Underlying Other Diversifier Funds – 22.1%
68,540	Goldman Sachs Commodity Strategy Fund	397,533
28,263	Goldman Sachs Absolute Return Tracker Fund	257,195
25,532	Goldman Sachs Structured International Small Cap Fund	213,193
20,531	Goldman Sachs Structured Emerging Markets Equity Fund	178,004
24,244	Goldman Sachs International Real Estate Securities Fund	158,799
10,349	Goldman Sachs Real Estate Securities Fund	156,581
10,892	Goldman Sachs High Yield Fund	80,274
4,843	Goldman Sachs Emerging Markets Debt Fund	68,282
6,256	Goldman Sachs Local Emerging Markets Debt Fund	60,683
		1,570,544

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.1%		$7,173,981

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(75,597)

NET ASSETS – 100.0%		$7,098,384

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,151,258

Gross unrealized gain	1,120,915
Gross unrealized loss	(1,098,192)

Net unrealized security gain	$22,723

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 102.3%
Underlying Core Equity Funds – 79.1%
79,191	Goldman Sachs Structured International Equity Fund	$ 749,936
37,736	Goldman Sachs Structured Large Cap Growth Fund	554,717
42,169	Goldman Sachs Structured Large Cap Value Fund	484,103
20,131	Goldman Sachs Strategic Growth Fund	245,199
16,574	Goldman Sachs Large Cap Value Fund	209,335
5,237	Goldman Sachs Structured Small Cap Equity Fund	71,011
		2,314,301

Underlying Core Fixed Income Funds – 1.8%
3,906	Goldman Sachs Global Income Fund	53,350

Underlying Other Diversifier Funds – 21.4%
29,160	Goldman Sachs Commodity Strategy Fund	169,129
11,217	Goldman Sachs Absolute Return Tracker Fund	102,074
10,884	Goldman Sachs Structured International Small Cap Fund	90,882
9,359	Goldman Sachs Structured Emerging Markets Equity Fund	81,139
11,463	Goldman Sachs International Real Estate Securities Fund	75,084
4,901	Goldman Sachs Real Estate Securities Fund	74,153
1,729	Goldman Sachs High Yield Fund	12,744
773	Goldman Sachs Emerging Markets Debt Fund	10,898
994	Goldman Sachs Local Emerging Markets Debt Fund	9,642
		625,745

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 102.3%		$2,993,396

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%		(66,723)

NET ASSETS – 100.0%		$2,926,673

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,228,664

Gross unrealized gain	270,948
Gross unrealized loss	(506,216)

Net unrealized security loss	$(235,268)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and the last ask price for short positions. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — All shares of Underlying Funds held by the Portfolios are classified as Level 1 securities. Please refer to the Schedule of Investments for further detail.

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.

Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date January 29, 2013

*	Print the name and title of each signing officer under his or her signature.